Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Measurements
Fair Value Measurements

8.Fair Value Measurements

The Company’s SAFE Notes were recorded at fair value on the condensed consolidated balance sheets. The fair value of the Company’s SAFE Notes were based on significant inputs not observable in the market, which cause the instrument to be classified as a Level 3 measurement with the fair value hierarchy. The valuation used probabilities considering pay-offs under various scenarios as follows: (i) an equity financing where the SAFE Notes will convert into certain preferred stock; (ii) a liquidity event (change of control, and initial public offering) where the SAFE noteholders will have an option to receive either a cash payment equal to the invested amount under such SAFE Note or a number of shares of common stock equal to the invested amount divided by the liquidity price; and (iii) dissolution event where the Legacy Oklo SAFE noteholders would be entitled to receive a portion of the related proceeds equal to the purchase amount. The Company determined the fair value of the SAFE Notes under the Monte Carlo simulation method which was used to estimate the future market value of invested capital (“MVIC”) of the Company at a liquidity event and the expected payment to the Legacy Oklo SAFE holders at each simulated MVIC value. The Company believes these assumptions would be made by a market participant in estimating the valuation of the SAFE Notes. The Company assesses these assumptions and estimates on an on-going basis as additional data impacting the assumptions and estimates are obtained. Changes in the fair value of the SAFE Notes were recognized on the condensed consolidated statements of operations.

The key assumptions used in the Monte Carlo simulation are presented in the table below:

	Immediately
	Prior to the		As of December 31,
	Closing		2023
Asset volatility (1)	83.0%		85.8%
Risk-free rate (2)	4.5%		3.8%
Expected term (3)	60	months	60	months
(1)	Asset volatility measures the uncertainty about the realization of expected future returns that was estimated based on the methodologies assuming default risk based on the implied and historical volatility of the share price of peer companies.
(2)	Risk-free rate based on the U.S. Treasury yield in effect at the time of SAFE Notes consistent with the expected term.
(3)	The simulation considers a total five-year term. If there are no events occurring within five years then the SAFE noteholders are expected to receive their principal amounts.

The following table presents a reconciliation of the liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for three and six months ended June 30, 2024:

	Three Months	Six Months
	Ended	Ended
Beginning balance	$73,067,000	$46,042,000
SAFE Notes issued during the period	—	10,232,000
Change in fair value during the period	13,126,959	29,919,959
SAFE Notes principal balance converted during the period	(42,557,000)	(42,557,000)
Change in fair value upon conversion on SAFE Notes at Closing	(43,636,959)	(43,636,959)
Ending balance	$—	$—

As of June 30, 2024 and December 31, 2023, the estimated fair value of the SAFE Notes were $0 and $46,042,000, respectively. The change in fair value during the periods ended, as reflected in the above table, is included in other income (loss) on the condensed consolidated statements of operations.

6.	Fair Value Measurements

The Company’s SAFE Notes are recorded at fair value on the consolidated balance sheets. The fair value of the Company’s SAFE Notes is based on significant inputs not observable in the market which cause the instrument to be classified as a Level 3 measurement with the fair value hierarchy. The valuation uses probabilities considering pay-offs under various scenarios as follows: (i) an equity financing where the SAFE Notes will convert into certain preferred stock; (ii) a liquidity event (change of control, and initial public offering) where the SAFE noteholders will have an option to receive either a cash payment equal to the invested amount under such SAFE Note, or a number of shares of common stock equal to the invested amount divided by the liquidity price; and (iii) dissolution event where the SAFE noteholders will be entitled to receive a portion of the related proceeds equal to the purchase amount. The Company determined the fair value of the SAFE Notes under the Monte Carlo simulation method which was used to estimate the future market value of invested capital (“MVIC”) of the Company at a liquidity event and the expected payment to the SAFE holders at each simulated MVIC value. The Company believes these assumptions would be made by a market participant in estimating the valuation of the SAFE Notes. The Company assesses these assumptions and estimates on an on-going basis as additional data impacting the assumptions and estimates are obtained. Changes in the fair value of the SAFE Notes are recognized on the consolidated statements of operations and comprehensive loss.

The key assumptions used in the Monte Carlo simulation are presented in the table below as of December 31, 2023:

Asset volatility(1)	85.8%
Risk-free rate(2)	3.8%
Expected term(3)	60	months
(1)	Asset volatility measures the uncertainty about the realization of expected future returns that was estimated based on the methodologies assuming default risk based on the implied and historical volatility of the share price of peer companies.
(2)	Risk-free rate based on the U.S. Treasury yield in effect at the time of SAFE Notes consistent with the expected term.
(3)	The simulation considers total 5-year term. If there are no events occurring within 5-years then the SAFE noteholders are expected to receive their principal amount.

The following table presents a reconciliation of the liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for year ended December 31, 2023:

	Years Ended December 31,
	2023	2022
Beginning balance	$13,340,000	$—
SAFE Notes issued during the year	18,985,000	13,340,000
Change in fair value during the year	13,717,000	—
Ending balance	$46,042,000	$13,340,000

As of December 31, 2023 and 2022, the estimated fair value of the SAFE Notes totaled $46,042,000 and $13,340,000, respectively. The change in fair value during the years ended, as reflected in the above table, is included in other income (loss) on the consolidated statements of operations and comprehensive loss. During the year ended December 31, 2022, the change in fair value was not material to the consolidated financial statements.